Cryptocurrency (Tables)	12 Months Ended
Dec. 31, 2025
Cryptocurrency
Schedule of cryptocurrency receivable

	As of December 31, 2024			As of December 31, 2025
(in thousands, except for quantity)	Quantity	Cost Basis	Fair Value	Quantity	Cost Basis	Fair Value
Bitcoin	642	42,003	61,138	813	74,143	71,431
ETH	3	5	10	3,951	16,249	11,780
USDT	672,677	674	673	127,138	127	128
Total Cryptocurrency		42,682	61,821	—	90,519	83,339

Schedule of additional information about cryptocurrency

	For the years ended December 31,
	2024	2025
Beginning balance	28,342	61,821
Cumulative effect of the adoption of ASU 2023-08	18,893	—
Revenue recognized on acceptance of cryptocurrency*	90,273	152,934
Cryptocurrency received under long-term loans agreements*	14,015	44,494
Purchase of cryptocurrencies	1,761	12,419
Cryptocurrency received as customer deposits*	5,481	6,893
Return of cryptocurrency as prepayment*	—	3,309
Cryptocurrency received from disposal of property, equipment and software*	—	1,453
Pledged and derecognized cryptocurrency under long-term loans agreements*	(38,561)	(65,283)
Return of pledged cryptocurrency under long-term loans agreements*	—	34,514
Cryptocurrency prepaid for professional services	(1,761)	—
Cryptocurrency transferred (to) from fixed term financial product*	(6,534)	26
Return of cryptocurrency as customer deposits*	(10,561)	(8,613)
Cost of revenues recognized on payment of cryptocurrency*	(9,821)	(55,941)
Proceeds from sale of cryptocurrency**	(71,494)	(93,077)
Cryptocurrency prepaid as deposits*	(639)	(182)
Change in fair value of cryptocurrency	42,427	(11,428)
Ending balance	61,821	83,339

*represents non-cash investing or financing activities.

**The cumulative realized gain on the sale of cryptocurrency were US$42,206 and US$9,825 for the years ended December 31, 2024 and 2025, respectively.